INTANGIBLE ASSETS (Details Narrative) - Winvest Group Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net	$ 0
Amortization	$ 210,505	$ 0